Right-of-use assets and Lease liabilities - Reconciliation of Lease Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease commitments			$ (222)
Effect of discounting			(21)
Operating leases discounted using the incremental borrowing rate			201
Finance lease liabilities			$ 89
Recognition exemption for short term and low-value leases		$ (4)
Lease liabilities	$ 341	$ 286
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.90%